Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary Of Ordinary Shares Reserved For Future Issuance

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2021:

2019 Share Incentive Plan, as amended	78,126,567
2020 ADS Plan	22,154,304
Employee Share Purchase Plan	14,691,541
Ordinary share warrants-MVIL (related party)	161,823,177
Ordinary share warrants- Venture Loan Issuance	13,636,364
Ordinary share warrant- Term Loan Issuance	500,000
Total	290,931,953